Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Voyage Expenses [Abstract]
Brokerage commissions	$ 156,644	$ 197,796
Brokerage commissions - related party	156,130	715,183
Port & other expenses	196,704	97,532
Bunkers consumption	589,412	237,544
(Gain)/loss on bunkers	1,512	(5,939)
Total Voyage expenses	1,100,402	1,242,116
Vessel Operating Expenses [Abstract]
Crew & crew related costs	3,179,748	6,233,528
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	893,476	1,928,803
Lubricants	141,685	537,325
Insurance	217,911	641,335
Tonnage taxes	47,315	198,031
Other	429,213	1,651,273
Total Vessel operating expenses	$ 4,909,348	$ 11,190,295